Stockholders' equity - Summary of Classes of Share Capital (Detail) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of the fiscal year	1,261,081,781	1,261,058,781
Issuance of new shares	150,108	23,000
Balance at end of the fiscal year	1,261,231,889	1,261,081,781